Goodwill and Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets, Net
Intangible assets, gross	$ 626,951	$ 554,481	$ 450,641
Less: Accumulated amortization	(433,647)	(330,791)	(198,955)
Intangible assets, net	$ 193,304	$ 223,690	251,686
Patent application costs
Goodwill and Intangible Assets, Net
Useful Lives	3 years	3 years
Intangible assets, gross	$ 555,918	$ 484,035	382,285
Trade name and trademarks
Goodwill and Intangible Assets, Net
Useful Lives	3 years	3 years
Intangible assets, gross	$ 71,033	$ 70,446	$ 68,356